Derivative Liability - Summary of activity of derivative liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Balance	$ 107,462	$ 292,320	$ 237,061
Derivative loss due to new issuances	29,422	91,358
Debt discount	63,000	137,374
Reclass to share capital	(374,776)	(282,806)
Derivative due to mark to market adjustment	$ 97,496	$ 109,333